Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	$ 258,220
Ending property, plant and equipment	449,237	$ 258,220
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	66,173
Ending property, plant and equipment	97,878	66,173
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	125,245
Ending property, plant and equipment	249,583	125,245
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	55,669
Ending property, plant and equipment	90,451	55,669
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	11,133
Ending property, plant and equipment	11,325	11,133
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	752,273	707,150
Additions	80,500	49,753
Acquisition of Jerritt Canyon	175,727
Transfers and disposals	(15,047)	(4,630)
Ending property, plant and equipment	993,453	752,273
Cost [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	199,329	198,412
Additions	34	0
Acquisition of Jerritt Canyon	32,992
Transfers and disposals	12,602	917
Ending property, plant and equipment	244,957	199,329
Cost [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	468,624	456,655
Additions	2,974	2,096
Acquisition of Jerritt Canyon	137,219
Transfers and disposals	15,645	9,873
Ending property, plant and equipment	624,462	468,624
Cost [Member] | Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	55,669	27,645
Additions	77,151	47,266
Acquisition of Jerritt Canyon	4,337
Transfers and disposals	(46,706)	(19,242)
Ending property, plant and equipment	90,451	55,669
Cost [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	28,651	24,438
Additions	341	391
Acquisition of Jerritt Canyon	1,179
Transfers and disposals	3,412	3,822
Ending property, plant and equipment	33,583	28,651
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	(494,053)	(470,511)
Depreciation and amortization	(49,959)	(26,576)
Transfers and disposals	1,877	3,034
Loss on disposal of equipment	2,081
Ending property, plant and equipment	(544,216)	(494,053)
Accumulated depreciation, amortisation and impairment [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	(133,156)	(129,040)
Depreciation and amortization	(13,923)	(4,188)
Transfers and disposals	0	72
Loss on disposal of equipment	0
Ending property, plant and equipment	(147,079)	(133,156)
Accumulated depreciation, amortisation and impairment [Member] | Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	(343,379)	(326,300)
Depreciation and amortization	(33,137)	(19,833)
Transfers and disposals	1,637	2,754
Loss on disposal of equipment	0
Ending property, plant and equipment	(374,879)	(343,379)
Accumulated depreciation, amortisation and impairment [Member] | Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	0	0
Depreciation and amortization	0	0
Transfers and disposals	0	0
Loss on disposal of equipment	0
Ending property, plant and equipment	0	0
Accumulated depreciation, amortisation and impairment [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning property, plant and equipment	(17,518)	(15,171)
Depreciation and amortization	(2,899)	(2,555)
Transfers and disposals	240	208
Loss on disposal of equipment	2,081
Ending property, plant and equipment	$ (22,258)	$ (17,518)